DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Derivative [Line Items]
(Loss) gain on derivatives	$ (1,500)	$ (3,400)	$ 3,000
Net unrealized (loss) gain on derivative instruments	(5,518)	2,689
Cash flow hedge, gain (loss), before reclassification after tax	(7,300)	5,800
Cash flow hedge, gain (loss), reclassification after tax	(15,500)	2,600
Net gain on derivatives	$ (8,207)	$ 3,165	$ 782
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other, net	Other, net	Other, net
Foreign currency forward option contracts | Designated as hedging instrument | Hedging instrument for revenue
Derivative [Line Items]
Notional value	$ 213,300	$ 121,300
Maturity term or less	10 months
Foreign currency forward option contracts | Designated as hedging instrument | Hedging instrument for purchases
Derivative [Line Items]
Notional value		$ 22,600
Maturity term or less		3 months
Foreign currency forward exchange contracts | Not Designated as hedging instrument
Derivative [Line Items]
Notional value	$ 14,900	$ 53,600
Maturity term or less	3 months